Warrant liability - Schedule Of Inputs And Assumptions Used In Determining The Fair Value Of Warrants Outstanding (Details) - Level 2 of fair value hierarchy - Warrant liability - Option pricing model	12 Months Ended
Dec. 31, 2018 $ / shares shares
March 2015 Series A Warrants
Disclosure of range of exercise prices of outstanding share options [line items]
Number of equivalent shares (in shares) | shares	115,844
Market-value per share price (in usd per share)	$ 2.94
Weighted average exercise price (in usd per share)	$ 1.07
Risk-free annual interest rate	2.58%
Expected volatility	81.81%
Expected life (years)	1 year 2 months 9 days
Expected dividend yield	0.00%
December 2015 Warrants
Disclosure of range of exercise prices of outstanding share options [line items]
Number of equivalent shares (in shares) | shares	2,331,000
Market-value per share price (in usd per share)	$ 2.94
Weighted average exercise price (in usd per share)	$ 7.10
Risk-free annual interest rate	2.47%
Expected volatility	122.00%
Expected life (years)	1 year 11 months 16 days
Expected dividend yield	0.00%
November 2016 Warrants
Disclosure of range of exercise prices of outstanding share options [line items]
Number of equivalent shares (in shares) | shares	945,000
Market-value per share price (in usd per share)	$ 2.94
Weighted average exercise price (in usd per share)	$ 4.70
Risk-free annual interest rate	2.56%
Expected volatility	78.95%
Expected life (years)	1 year 4 months 2 days
Expected dividend yield	0.00%
Other equity, call option price (in usd per share)	$ 10